Consolidated Statements of Changes in Equity (Parenthetical) - shares	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017
Statement Of Changes In Equity [Abstract]
Treasury shares	18,239,356	20,324,982	10,801,956	11,289,514